Related Party Transactions (Detail Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consulting Fees - Related Party	$ 120,000	$ 76,500
Owing To Related Parties	2,251
Expenditure In Exploration	10,671
Rent Fees	6,600
Other Income	98,000	$ 0
Common Shares Received, Amount	$ 1,329,710
Common Shares Issued, Shares	28,176,951
Fish Lake Property [Member]
Common Shares Received, Amount	$ 1,329,710
Proceeds From Related Party	150,000
Shares [Member]
Common Shares Received, Amount	$ 1,329,710
Common Shares Issued, Shares	28,176,951
Summa LLC [Member]
Other Income	$ 98,000
Company Investment Percentage	25